PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

3.   PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Expenditures for major renewals and betterments are capitalized while maintenance and repairs are expensed as incurred.

We compute depreciation using the straight-line method. The estimated lives used in computing depreciation are generally as follows: buildings and improvements — 5 to 40 years; furniture, fixtures and equipment — 3 to 15 years; and leasehold improvements — shorter of the estimated useful life of the asset or lease term, including option periods where failure to renew results in economic penalty.

Property and equipment is comprised of the following (in thousands):

	December 31,
	2019	2018
Leasehold improvements	$533	$533
Furniture, fixtures and equipment	565	535
	1,098	1,068
Less – accumulated depreciation	(378)	(260)
Property and equipment, net	$720	$808

We review the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of assets is measured by comparison of the estimated future undiscounted cash flows associated with the asset to the carrying amount of the asset. If such assets are considered to be impaired, an impairment charge is recorded in the amount by which the carrying amount of the assets exceeds their value using Level 3 measurements.